Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2025 Fund	Sep. 08, 2023
Fidelity Freedom 2025 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(16.65%)
Past 5 years	3.41%
Past 10 years	6.19%
Fidelity Freedom 2025 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.63%)
Past 5 years	1.33%
Past 10 years	4.38%
Fidelity Freedom 2025 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.81%)
Past 5 years	2.38%
Past 10 years	4.57%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0551
Average Annual Return:
Past 1 year	(16.51%)
Past 5 years	3.63%
Past 10 years	6.54%